UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 06/30/2009

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______20________

Form 13F Information Table Value Total: __$170007_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SPDR Gold Trust (GLD)		COM		78463V107    23007 252330.000 SH     Sole               252330.000
American Water Works Inc.(AWK)  COM		030420103    21765 1138926.000SH     Sole              1138926.000
ASA Limited(ASA)                COM		G3156P103    21228 335725.000 SH     SOle	        335725.000
IShares Silver Trust(SLV)       COM   		46428Q109    20591 1538960.000SH     Sole	       1538960.000
CIA Saneamento Basico ADR(SBS)  COM 		20441A102    18188 606474.000 SH     SOle		606474.000
Aqua America, Inc(WTR)          COM   		03836W103    15052 840908.000 SH     Sole		840908.000
Mueller Industries, Inc(MLI)    COM   		624756102    14092 677503.000 SH     Sole               677503.000
Southwest Water Co.(SWWC)       COM   		845331107     6204 1126023.000 SH    Sole              1126023.000
Watts Water Technologies, Inc.  COM             942749102     6123 284261.000 SH     Sole               284261.000
Connecticut Water Service, Inc  COM		207797101     5916 272746.000 SH     Sole               272746.000
IShares COMEX GOld Trust(IAU)   COM		464285105     5439 59600.000  SH     Sole                59600.000
ITT Industries (ITT)            COM             450911102     4798 107827.000 SH     Sole               107827.000
Artesian Resources Corp(ARTNA)  COM             043113208     3090 194036.000 SH     Sole               194036.000
Heckmann Corp(HEK)              COM             422680108     2531 674877.000 SH     Sole               674877.000
Eastern American Natural Gas    COM             276217106      394 16400.000  SH     Sole                16400.000
Templeton Global Income Fund    COM             880198106      382 44430.000  SH     Sole                44430.000
Japan Smaller Capitalization    COM             47109U104      355 48280.000  SH     Sole                48280.000
Powershares Global Water Port   COM             73936T623      322 21680.000  SH     Sole                21680.000
IShares Dow Jones US Pharmaceut COM             464288836      264  5700.000  SH     Sole                 5700.000
Market Vectors Gold Miners(GDX) COM             57060U100      264  6980.000  SH     Sole                 6980.000